Pension and Other Postretirement Benefit Plans - Fair Values of Pension Plan Assets by Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	$ 67.2	$ 66.5
Investment funds [Member] | U.S. large cap equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	5.4
Investment funds [Member] | Non-U.S. developed markets equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	28.2
Investment funds [Member] | Corporate obligations [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	27.8
Other investments [Member] | Other [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	5.8
Level 1 [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	67.2
Level 1 [Member] | Investment funds [Member] | U.S. large cap equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	5.4
Level 1 [Member] | Investment funds [Member] | Non-U.S. developed markets equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	28.2
Level 1 [Member] | Investment funds [Member] | Corporate obligations [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	27.8
Level 1 [Member] | Other investments [Member] | Other [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets	5.8
Level 2 [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Investment funds [Member] | U.S. large cap equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Investment funds [Member] | Non-U.S. developed markets equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Investment funds [Member] | Corporate obligations [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 2 [Member] | Other investments [Member] | Other [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 3 [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Investment funds [Member] | U.S. large cap equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Investment funds [Member] | Non-U.S. developed markets equities [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Investment funds [Member] | Corporate obligations [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets
Level 3 [Member] | Other investments [Member] | Other [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Fair value of pension plan assets